SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2023
SUBSEQUENT EVENT
SUBSEQUENT EVENT

27.  SUBSEQUENT EVENT

Videotron announced a $298.9 million investment to acquire 305 blocks of spectrum in the 3800 MHz band across the country following the conclusion of the latest spectrum auction that ended on November 30, 2023. Approximately 61% of the 305 blocks of wireless spectrum are located outside Québec, mainly in southern Ontario, Alberta and British Columbia. Videotron made an initial deposit of $59.8 million on January 17, 2024 and the balance of $239.1 million will be paid in May 2024.